UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-04995

                    SIT U.S. GOVERNMENT SECURITIES FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                Date of fiscal year end:        March 31, 2008

                Date of reporting period:       December 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

Sit U.S. Government Securities Fund, Inc.

THE FUND'S SCHEDULE OF INVESTMENTS AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2008 (Unaudited)
================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MORTGAGE PASS-THROUGH SECURITIES (65.2%) (2)
    FEDERAL HOME LOAN MORTGAGE CORPORATION (17.7%):
         Par ($)   Coupon  Maturity                   Market Value ($)(1)
         -------   ------  --------                   -------------------
         35,130    5.50%   8/1/2017                               36,269
        114,353    5.98%   2/1/2034                              116,212
        203,567    6.38%   12/1/2026                             211,574
         73,242    6.38%   8/1/2027                               76,618
         94,324    6.38%   12/1/2027                              98,671
        527,096    6.50%   8/1/2029                              548,016
        195,918    7.00%   2/1/2016                              202,982
        263,109    7.00%   1/1/2033                              276,503
        246,548    7.38%   12/17/2024                            259,318
        912,394    7.50%   9/1/2026                              953,163
        137,086    7.50%   7/1/2027                              144,865
      1,262,441    7.50%   7/1/2027                            1,329,421
        418,106    7.50%   1/1/2031                              435,044
        781,315    7.50%   7/1/2031                              813,944
      5,758,281    7.50%   10/1/2031                           6,103,770
      4,183,803    7.50%   10/1/2031                           4,358,522
      4,762,328    7.50%   4/1/2032                            4,961,207
        320,644    7.50%   5/1/2032                              339,928
        670,697    7.50%   5/1/2032                              711,034
        438,255    7.50%   5/1/2032                              464,901
        478,393    7.50%   5/1/2032                              507,479
      3,866,401    7.50%   7/1/2032                            4,100,152
      1,579,196    7.50%   12/1/2032                           1,645,145
      1,871,334    7.50%   1/1/2033                            1,973,454
     14,494,885    7.50%   7/1/2034                           15,285,882
      1,993,569    7.50%   12/1/2034                           2,098,231
        416,107    7.50%   6/1/2035                              439,169
         62,526    7.95%   10/1/2025                              65,800
         69,669    7.95%   10/1/2025                              73,816
         48,089    7.95%   11/1/2025                              50,952
         18,652    8.00%   5/1/2017                               19,673
         19,729    8.00%   12/1/2026                              20,921
         42,565    8.25%   12/1/2017                              45,239
        379,715    8.50%   5/1/2016                              435,862
          3,557    8.50%   1/1/2017                                3,802
         24,484    8.50%   3/1/2017                               26,171
         66,932    8.50%   4/1/2017                               71,397
         68,532    8.50%   5/1/2017                               73,254
         21,399    8.50%   5/1/2017                               22,874
         52,218    8.50%   10/1/2019                              56,099
         36,443    8.50%   7/1/2021                               39,151
      1,103,564    8.50%   6/20/2027                           1,176,818
        284,086    8.50%   12/1/2029                             303,738
        246,272    8.50%   2/1/2031                              263,308
        619,287    8.50%   3/1/2031                              668,711
          2,870    8.75%   1/1/2017                                3,017
         74,447    9.00%   11/1/2015                              87,738
          7,435    9.00%   5/1/2016                                8,763
         31,622    9.00%   10/1/2016                              33,647
         12,484    9.00%   1/1/2017                               13,297
          4,456    9.00%   2/1/2017                                4,537
         17,209    9.00%   6/1/2017                               18,304
         12,231    9.00%   7/1/2021                               13,463
         13,590    9.00%   10/1/2021                              14,357
        172,461    9.00%   11/1/2025                             189,845
      1,131,115    9.00%   3/20/2027                           1,198,679
      1,631,691    9.00%   4/1/2031                            1,793,114
      2,084,460    9.00%   5/1/2031                            2,294,477
         20,255    9.25%   6/1/2016                               22,218
          6,353    9.25%   3/1/2017                                6,968
         95,585    9.25%   2/1/2018                              101,107
            461    9.25%   1/1/2019                                  473

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2008 (Unaudited)
================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         49,076    9.25%   3/1/2019                               52,441
         42,086    9.25%   3/1/2019                               43,154
          6,883    9.50%   2/1/2010                                6,903
          4,103    9.50%   5/1/2010                                4,249
          1,048    9.50%   6/1/2010                                1,051
          9,699    9.50%   6/1/2016                               10,696
          4,100    9.50%   7/1/2016                                4,521
         23,380    9.50%   10/1/2016                              25,783
            908    9.50%   6/1/2017                                1,004
         41,658    9.50%   4/1/2018                               45,793
        188,025    9.50%   6/17/2019                             202,437
        794,435    9.50%   12/17/2021                            857,236
         69,590    9.75%   12/1/2016                              75,859
        123,190    9.75%   12/1/2017                             136,244
          5,030    10.00%  11/1/2010                               5,052
          4,509    10.00%  11/1/2011                               4,624
        133,114    10.00%  9/1/2020                              151,426
      1,407,169    10.00%  3/1/2021                            1,613,163
        742,963    10.00%  3/15/2025                             816,355
      1,152,305    10.00%  7/1/2030                            1,341,032
            669    10.25%  6/1/2010                                  687
         26,580    10.25%  2/1/2017                               27,282
         18,556    10.29%  9/1/2016                               19,749
         41,725    10.50%  10/1/2013                              46,705
         12,220    10.50%  5/1/2014                               12,552
          8,681    10.50%  1/1/2019                               10,052
        213,523    10.50%  6/1/2019                              240,876
          1,628    11.00%  12/1/2011                               1,795
         13,882    11.00%  6/1/2015                               15,744
          3,209    11.00%  2/1/2016                                3,546
      1,060,239    11.00%  9/17/2016                           1,180,967
          1,163    11.00%  5/1/2019                                1,247
          2,041    11.00%  7/1/2019                                2,305
        450,670    11.00%  8/15/2020                             501,991
            668    11.25%  10/1/2009                                 688
          6,315    11.25%  8/1/2011                                7,334
         14,590    13.00%  5/1/2017                               17,637
                                                        -----------------
                                                              65,203,244
                                                        -----------------

    FEDERAL NATIONAL MORTGAGE ASSOCIATION (32.0%):
         Par ($)   Coupon  Maturity                   Market Value ($)(1)
         -------   ------  --------                   -------------------
         66,730    3.66%   8/1/2033                               65,923
        145,942    3.70%   8/1/2033                              144,506
         74,546    5.76%   3/1/2033                               76,799
        607,174    6.15%   8/1/2036                              615,012
         18,894    6.24%   3/1/2019                               19,753
         83,572    6.49%   2/1/2032                               87,185
         70,029    6.49%   4/1/2032                               73,056
      1,086,309    6.50%   4/1/2032                            1,129,422
         41,957    6.91%   11/1/2026                              44,565
        173,487    6.91%   8/1/2027                              184,272
        296,621    6.95%   8/1/2021                              305,401
         11,640    7.00%   2/1/2017                               12,327
        664,170    7.00%   6/1/2017                              694,129
      1,791,735    7.00%   6/1/2022                            1,896,183
        399,866    7.00%   6/1/2022                              416,887
        110,281    7.00%   8/1/2027                              116,791
      1,209,464    7.00%   11/1/2029                           1,279,607
        288,153    7.00%   2/1/2032                              302,061
      1,021,077    7.00%   3/1/2032                            1,083,616
      1,022,760    7.00%   4/1/2032                            1,082,276
        906,634    7.00%   5/1/2032                              959,392
        280,893    7.00%   6/1/2032                              298,099
      2,087,663    7.00%   6/1/2032                            2,188,426
         96,687    7.00%   11/1/2032                             101,442

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2008 (Unaudited)
================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      1,111,100    7.00%   7/1/2033                            1,175,637
      1,027,928    7.00%   12/1/2033                           1,096,327
        348,146    7.00%   4/1/2034                              364,950
        936,489    7.00%   1/1/2035                              985,752
        773,165    7.00%   3/1/2036                              817,945
        871,404    7.00%   9/1/2037                              922,113
      1,002,864    7.45%   6/1/2016                            1,070,767
        328,035    7.50%   11/1/2012                             342,044
        462,387    7.50%   6/1/2022                              490,820
        548,483    7.50%   8/1/2022                              582,739
      1,135,346    7.50%   10/1/2022                           1,191,629
        972,695    7.50%   12/1/2022                           1,014,746
      1,795,103    7.50%   3/1/2023                            1,872,710
        598,761    7.50%   9/1/2023                              628,444
        464,477    7.50%   12/1/2023                             492,068
      1,465,128    7.50%   2/1/2024                            1,551,449
      1,619,053    7.50%   5/1/2024                            1,714,443
        431,768    7.50%   5/1/2026                              454,066
         25,665    7.50%   9/1/2027                               27,185
        513,394    7.50%   9/1/2027                              545,104
      1,227,520    7.50%   10/1/2028                           1,302,068
        124,997    7.50%   7/1/2029                              131,193
      2,129,985    7.50%   9/1/2029                            2,259,340
      1,966,818    7.50%   10/1/2029                           2,087,365
         40,465    7.50%   11/1/2029                              42,971
        308,707    7.50%   11/1/2029                             326,975
         89,261    7.50%   2/1/2030                               93,686
        126,764    7.50%   8/1/2030                              134,613
        855,630    7.50%   12/1/2030                             907,040
        484,593    7.50%   1/1/2031                              513,269
         61,808    7.50%   6/1/2031                               64,791
        276,270    7.50%   8/1/2031                              289,966
      3,059,219    7.50%   10/1/2031                           3,243,030
      3,123,472    7.50%   11/1/2031                           3,306,821
        107,086    7.50%   3/1/2032                              113,462
        457,713    7.50%   6/1/2032                              484,962
        348,552    7.50%   6/1/2032                              369,720
      1,631,966    7.50%   7/1/2032                            1,712,869
         76,772    7.50%   8/1/2032                               80,392
        437,459    7.50%   9/1/2032                              464,545
         67,727    7.50%   9/1/2032                               70,912
      1,489,138    7.50%   12/1/2032                           1,577,257
      1,580,764    7.50%   1/1/2033                            1,659,129
      1,697,633    7.50%   4/1/2033                            1,781,792
        670,095    7.50%   1/1/2034                              710,790
        274,071    7.50%   9/1/2034                              282,176
        166,581    7.50%   12/1/2034                             174,839
      1,785,384    7.50%   7/1/2035                            1,892,156
      3,841,292    7.50%   9/1/2035                            4,066,778
      1,468,696    7.50%   11/1/2035                           1,556,529
      3,851,472    7.50%   1/1/2036                            4,042,404
        876,121    7.50%   9/1/2036                              920,312
      1,876,814    7.50%   10/1/2037                           1,970,009
        251,608    7.62%   12/1/2016                             266,704
        521,778    7.95%   9/15/2020                             556,480
          2,758    8.00%   8/1/2009                                2,785
         82,087    8.00%   4/1/2016                               86,626
      2,868,829    8.00%   4/1/2028                            3,040,713
      1,607,961    8.00%   6/1/2031                            1,704,126
      3,627,516    8.00%   9/1/2033                            3,845,807
        832,347    8.17%   11/15/2031                            888,885
         41,621    8.25%   4/1/2022                               44,173
        424,589    8.33%   7/15/2020                             459,453
        230,305    8.38%   7/20/2028                             245,855
      1,889,447    8.45%   5/31/2035                           2,014,737

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2008 (Unaudited)
================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          2,965    8.50%   11/1/2010                               3,018
        270,052    8.50%   9/1/2012                              300,904
        193,244    8.50%   9/1/2013                              205,878
        366,358    8.50%   2/1/2016                              426,747
         17,455    8.50%   9/1/2017                               18,530
         84,391    8.50%   8/1/2018                               90,223
         23,874    8.50%   7/1/2022                               25,597
        100,007    8.50%   7/1/2026                              106,999
        751,739    8.50%   11/1/2026                             811,258
        471,013    8.50%   10/1/2028                             506,565
        304,467    8.50%   11/1/2028                             328,599
        541,335    8.50%   12/1/2028                             584,195
        649,040    8.50%   4/1/2029                              700,403
      2,214,183    8.50%   10/1/2029                           2,389,406
      1,210,658    8.50%   10/1/2029                           1,305,127
        987,319    8.50%   10/1/2029                           1,056,347
        105,690    8.50%   6/1/2030                              113,628
        587,542    8.50%   7/1/2030                              634,039
         62,561    8.50%   11/1/2030                              67,239
         10,598    8.50%   1/1/2031                               11,390
         74,760    8.50%   5/1/2032                               81,209
        199,102    8.52%   9/15/2030                             214,127
        399,259    8.71%   7/20/2030                             426,534
         83,072    8.87%   12/15/2025                             91,704
            266    9.00%   5/1/2009                                  267
          1,830    9.00%   5/1/2009                                1,856
          1,991    9.00%   5/1/2009                                2,000
         15,841    9.00%   3/1/2011                               16,239
         13,231    9.00%   9/1/2017                               14,184
         34,428    9.00%   2/1/2018                               36,907
         14,386    9.00%   10/1/2019                              15,377
         31,630    9.00%   12/15/2019                             33,773
        115,130    9.00%   6/15/2025                             126,067
        655,433    9.00%   6/1/2030                              717,063
        594,816    9.00%   7/1/2030                              649,591
        473,473    9.00%   10/1/2030                             516,672
        532,723    9.00%   2/1/2031                              583,016
         28,764    9.00%   7/1/2031                               31,725
        297,442    9.00%   10/1/2031                             325,522
      4,723,538    9.00%   3/1/2032                            5,161,599
      1,248,188    9.00%   1/1/2038                            1,342,301
      1,116,165    9.00%   2/1/2038                            1,200,352
          1,552    9.25%   10/1/2009                               1,562
          1,525    9.25%   7/1/2010                                1,546
         45,570    9.25%   10/1/2016                              49,840
         98,042    9.25%   2/1/2017                              106,911
        170,063    9.34%   8/20/2027                             189,167
          7,205    9.50%   12/1/2009                               7,350
         20,085    9.50%   11/1/2018                              21,934
         42,996    9.50%   5/1/2019                               47,038
         44,854    9.50%   10/1/2019                              48,877
        534,944    9.50%   3/1/2020                              580,415
        637,687    9.50%   7/1/2020                              704,518
         74,599    9.50%   9/1/2020                               82,136
         90,367    9.50%   10/15/2020                             97,745
         20,702    9.50%   12/15/2020                             22,410
         76,877    9.50%   12/15/2020                             83,133
         18,787    9.50%   3/1/2021                               20,528
         25,311    9.50%   4/15/2021                              27,456
        176,429    9.50%   8/1/2024                              194,679
        101,225    9.50%   12/1/2024                             111,833
        142,863    9.50%   5/1/2027                              158,398
      1,275,477    9.50%   5/1/2029                            1,374,450
        127,415    9.50%   1/1/2030                              139,633
        590,226    9.50%   4/1/2030                              651,281

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2008 (Unaudited)
================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      2,867,578    9.50%   8/1/2031                            3,171,361
        755,682    9.55%   8/20/2025                             836,367
         71,656    9.75%   1/15/2013                              78,759
        125,241    9.75%   10/1/2021                             139,023
        163,769    9.75%   4/1/2025                              181,791
         12,254    10.00%  5/1/2011                               12,568
         65,197    10.00%  7/1/2013                               74,240
        313,657    10.00%  2/1/2015                              347,067
        405,293    10.00%  3/1/2015                              450,558
         52,423    10.00%  11/1/2016                              57,343
         37,778    10.00%  9/1/2019                               42,394
         14,889    10.00%  11/1/2020                              16,957
         11,557    10.00%  1/1/2021                               13,338
         77,999    10.00%  1/1/2024                               88,124
        256,023    10.00%  2/1/2028                              292,600
        859,096    10.00%  6/1/2030                              964,064
        246,050    10.18%  7/1/2020                              274,061
        228,839    10.19%  7/15/2020                             256,656
      1,167,100    10.25%  12/1/2009                           1,219,365
        115,637    10.25%  8/15/2013                             128,630
         22,321    10.50%  5/1/2015                               26,363
        137,408    10.50%  1/1/2016                              157,348
         31,707    10.50%  12/1/2017                              33,205
         43,412    10.50%  4/1/2022                               48,595
          1,279    11.00%  4/1/2014                                1,439
          4,660    11.00%  8/1/2015                                4,876
         16,534    11.00%  4/1/2017                               18,881
        195,206    11.27%  8/15/2020                             220,692
        102,046    11.75%  12/15/2026                            118,050
                                                        -----------------
                                                             117,580,305
                                                        -----------------

    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (15.5%):
         Par ($)   Coupon  Maturity                   Market Value ($)(1)
         -------   ------  --------                   -------------------
        333,055    5.50%   9/15/2025                             349,873
        130,091    5.76%   3/20/2033                             133,525
         79,901    5.76%   3/20/2033                              82,010
        106,241    5.76%   3/20/2033                             109,045
        111,954    5.76%   5/20/2033                             114,909
         90,314    5.76%   6/20/2033                              92,697
        104,466    5.76%   6/20/2033                             107,223
         61,487    6.00%   9/15/2018                              64,089
         80,128    6.05%   3/20/2033                              83,422
        128,733    6.25%   5/15/2013                             133,489
        325,352    6.25%   12/15/2023                            339,698
        189,222    6.25%   1/15/2024                             198,109
        127,804    6.38%   12/15/2027                            133,832
        284,296    6.38%   4/15/2028                             297,945
        140,488    6.49%   11/20/2031                            147,911
         46,325    6.49%   12/20/2031                             48,773
        167,873    6.49%   4/20/2032                             176,747
         72,400    6.49%   6/20/2032                              76,227
         85,756    6.49%   12/20/2032                             90,289
      1,599,261    6.50%   4/20/2038                           1,647,239
        987,963    6.50%   7/20/2038                           1,017,602
         37,160    6.57%   9/20/2032                              38,540
         81,691    6.57%   3/20/2033                              84,359
         65,482    6.75%   9/15/2015                              68,834
        283,156    6.75%   8/15/2028                             297,866
         88,009    6.75%   6/15/2029                              92,527
        396,211    6.91%   7/20/2026                             416,784
        845,381    6.91%   2/20/2027                             889,424
      3,179,676    6.93%   9/15/2039                           3,193,207
        106,419    6.93%   2/20/2025                             112,039
         25,416    7.00%   9/20/2016                              26,588
        381,060    7.00%   5/20/2029                             401,352

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2008 (Unaudited)
================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        612,829    7.00%   7/15/2029                             648,530
      4,856,761    7.00%   9/15/2031                           5,050,230
        333,713    7.00%   7/15/2034                             347,007
        194,649    7.00%   10/15/2034                            203,789
        566,742    7.00%   8/20/2036                             586,485
        938,140    7.00%   9/20/2036                             970,821
      1,212,187    7.00%   6/20/2038                           1,248,553
        174,701    7.02%   4/20/2026                             182,245
         15,785    7.05%   2/15/2023                              16,545
         90,615    7.05%   9/20/2026                              94,601
         75,672    7.05%   11/20/2026                             79,001
         60,212    7.05%   1/20/2027                              62,830
         95,754    7.05%   4/20/2027                              99,917
        985,411    7.10%   5/20/2025                           1,030,361
         40,093    7.15%   12/20/2026                             41,964
         72,626    7.15%   3/20/2027                              75,980
        235,571    7.15%   4/20/2027                             246,451
          2,705    7.25%   8/15/2010                               2,803
        125,965    7.25%   5/15/2029                             132,605
        225,350    7.25%   6/15/2029                             237,639
         59,412    7.27%   7/20/2022                              62,356
         59,089    7.38%   1/15/2029                              62,402
         28,438    7.50%   5/15/2016                              30,325
        792,803    7.50%   8/15/2023                             840,301
        512,479    7.50%   11/15/2023                            543,182
      1,394,514    7.50%   12/15/2023                          1,477,882
      2,020,553    7.50%   12/15/2023                          2,141,277
        695,829    7.50%   11/15/2025                            737,894
        219,569    7.50%   5/15/2027                             228,949
        301,464    7.50%   8/15/2027                             314,343
        583,543    7.50%   8/15/2027                             618,383
        411,761    7.50%   11/15/2027                            436,344
      4,859,842    7.50%   12/15/2029                          5,150,085
        260,507    7.50%   2/20/2031                             270,594
        141,222    7.50%   3/20/2031                             146,690
        221,663    7.50%   5/20/2031                             230,246
        566,592    7.50%   4/15/2034                             604,551
        143,456    7.50%   6/15/2036                             149,630
      1,264,737    7.50%   1/20/2038                           1,313,709
         64,618    7.55%   7/20/2022                              67,707
         68,398    7.55%   10/20/2022                             71,668
         91,913    7.63%   10/15/2029                             97,077
        101,565    7.63%   12/15/2029                            107,270
         54,984    7.65%   10/20/2021                             57,716
         78,511    7.65%   7/20/2022                              82,466
        164,052    7.75%   6/15/2020                             173,231
        172,721    7.75%   7/15/2020                             182,385
         77,884    7.75%   8/15/2020                              82,241
        115,073    7.75%   8/15/2020                             121,512
         63,251    7.75%   11/15/2020                             66,790
         40,906    7.90%   1/20/2021                              43,197
         23,705    7.90%   1/20/2021                              25,032
         84,966    7.95%   2/15/2020                              90,095
         40,589    7.95%   5/20/2025                              42,967
        114,259    7.95%   7/20/2025                             120,953
         46,476    7.95%   8/20/2025                              49,199
        156,570    7.95%   9/20/2025                             165,743
         24,672    7.95%   10/20/2025                             26,117
         36,045    7.95%   10/20/2025                             38,157
         30,534    7.95%   10/20/2025                             32,323
         68,525    7.95%   1/20/2026                              72,571
         70,169    7.95%   1/20/2026                              74,312
         84,970    7.95%   4/20/2026                              89,986
         20,366    7.95%   6/20/2026                              21,568
         21,847    7.95%   9/20/2026                              23,137

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2008 (Unaudited)
================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         34,893    7.95%   9/20/2026                              36,953
         25,595    7.95%   11/20/2026                             27,106
         34,128    7.95%   12/20/2026                             36,143
         44,560    7.95%   3/20/2027                              47,331
         33,096    7.99%   2/20/2021                              35,024
         55,458    7.99%   4/20/2021                              58,690
        109,007    7.99%   7/20/2021                             115,360
         45,588    7.99%   9/20/2021                              48,245
         92,798    7.99%   10/20/2021                             98,206
        150,122    7.99%   1/20/2022                             159,004
        209,667    7.99%   6/20/2022                             222,072
         10,917    8.00%   10/15/2012                             11,671
        293,495    8.00%   10/15/2014                            313,266
         48,132    8.00%   5/15/2016                              51,871
        144,854    8.00%   6/15/2016                             156,109
         50,707    8.00%   9/15/2016                              54,647
      1,903,075    8.00%   7/15/2029                           2,026,185
      2,992,674    8.00%   4/15/2031                           3,147,644
      1,600,633    8.00%   6/20/2031                           1,677,137
        234,368    8.10%   5/20/2019                             247,303
         24,379    8.10%   6/20/2019                              25,725
         62,566    8.10%   7/20/2019                              66,019
        122,691    8.10%   9/20/2019                             129,462
         23,499    8.10%   9/20/2019                              24,796
         22,379    8.10%   10/20/2019                             23,614
         25,903    8.10%   1/20/2020                              27,330
         39,265    8.10%   7/20/2020                              41,428
         54,729    8.25%   12/15/2011                             58,332
          8,726    8.25%   1/15/2012                               9,336
         31,446    8.25%   8/15/2015                              33,858
        323,209    8.25%   4/15/2019                             343,475
        109,093    8.25%   2/15/2020                             115,936
         10,942    8.25%   4/15/2027                              11,674
         38,025    8.25%   6/15/2027                              40,567
         38,677    8.38%   10/15/2019                             41,211
         92,785    8.40%   2/15/2019                              98,931
        104,198    8.40%   6/15/2019                             111,100
         30,988    8.40%   9/15/2019                              33,041
         50,771    8.40%   2/15/2020                              54,142
         14,177    8.50%   12/15/2011                             15,150
         49,268    8.50%   1/15/2012                              52,881
          7,236    8.50%   4/15/2015                               7,827
         47,905    8.50%   4/15/2015                              51,817
        136,292    8.50%   9/15/2016                             146,664
         58,514    8.50%   1/15/2017                              63,143
         76,449    8.50%   12/15/2021                             81,707
         58,324    8.50%   12/15/2021                             62,339
          8,902    8.50%   7/20/2022                               9,475
         67,518    8.50%   10/20/2022                             71,869
         31,532    8.50%   9/20/2024                              33,568
         65,711    8.50%   3/20/2025                              70,272
        165,765    8.50%   12/20/2026                            177,408
         25,748    8.50%   8/15/2030                              27,824
      2,337,952    8.50%   7/15/2032                           2,527,356
         44,399    8.60%   6/15/2018                              46,994
         40,161    8.63%   10/15/2018                             42,545
          6,266    8.75%   11/15/2009                              6,518
         14,400    8.75%   6/15/2011                              15,392
         89,406    8.75%   11/15/2011                             95,568
         15,686    8.75%   12/15/2011                             16,767
            179    9.00%   4/15/2009                                 184
             69    9.00%   5/15/2009                                  70
            153    9.00%   9/15/2009                                 157
             71    9.00%   10/15/2009                                 73
          5,365    9.00%   11/15/2009                              5,586

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2008 (Unaudited)
================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            555    9.00%   12/15/2009                                571
          1,533    9.00%   7/15/2010                               1,594
         28,238    9.00%   5/15/2011                              30,260
         21,757    9.00%   5/15/2011                              23,316
         30,255    9.00%   6/15/2011                              32,422
         29,078    9.00%   7/15/2011                              31,160
         38,761    9.00%   8/15/2011                              41,536
         12,558    9.00%   8/15/2011                              13,770
         45,690    9.00%   9/15/2011                              48,961
         46,183    9.00%   9/15/2011                              49,490
         23,895    9.00%   9/15/2011                              25,606
         27,824    9.00%   10/15/2011                             29,816
          8,838    9.00%   1/15/2012                               9,549
         77,911    9.00%   7/15/2015                              83,465
         28,132    9.00%   8/15/2015                              30,137
        300,889    9.00%   12/15/2016                            321,653
         38,613    9.00%   1/15/2017                              41,956
        214,230    9.00%   7/15/2017                             232,775
        196,676    9.00%   11/15/2024                            210,350
         94,807    9.00%   4/15/2026                             101,544
         20,656    9.10%   5/15/2018                              22,251
         10,720    9.25%   11/15/2009                             11,250
          8,419    9.25%   1/15/2010                               8,989
          8,401    9.25%   4/15/2010                               8,970
         12,419    9.25%   11/15/2010                             13,261
         29,583    9.25%   11/15/2011                             31,970
         15,081    9.50%   10/15/2009                             15,423
          5,376    9.50%   10/15/2009                              5,498
          5,474    9.50%   11/15/2009                              5,749
         15,135    9.50%   1/15/2010                              16,188
          4,365    9.50%   2/15/2010                               4,548
          8,128    9.50%   4/15/2010                               8,682
          7,049    9.50%   8/15/2010                               7,539
         10,309    9.50%   11/15/2010                             11,026
          5,989    9.50%   1/15/2011                               6,488
         36,938    9.50%   3/15/2011                              40,018
         12,588    9.50%   3/20/2016                              13,610
         37,190    9.50%   11/20/2016                             40,209
          1,819    9.50%   12/20/2017                              1,966
          3,730    9.50%   4/20/2018                               4,037
          1,401    9.50%   5/20/2018                               1,516
         28,981    9.50%   6/20/2018                              31,372
         27,843    9.50%   7/20/2018                              30,140
         17,554    9.50%   8/20/2018                              19,002
         33,465    9.50%   9/20/2018                              36,227
         39,149    9.50%   9/20/2018                              42,379
         11,220    9.50%   9/20/2018                              12,146
         17,423    9.50%   8/20/2019                              18,906
          2,344    9.50%   10/20/2019                              2,543
         10,772    9.75%   8/15/2009                              11,328
         11,817    9.75%   9/15/2009                              12,427
         45,263    9.75%   8/15/2010                              49,147
         14,831    9.75%   11/15/2010                             16,104
         50,458    9.75%   12/15/2010                             54,788
         41,103    9.75%   1/15/2011                              45,583
         34,768    9.75%   1/15/2011                              38,558
         13,058    9.75%   10/15/2012                             14,754
          6,142    9.75%   10/15/2012                              6,940
          6,009    9.75%   11/15/2012                              6,789
         18,036    9.75%   11/15/2012                             20,377
         17,690    9.75%   11/15/2012                             19,987
         10,841    9.75%   11/15/2012                             12,249
            464    10.00%  11/15/2009                                477
          1,885    10.00%  6/15/2010                               2,050
         29,866    10.00%  6/15/2010                              32,486

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2008 (Unaudited)
================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          8,871    10.00%  7/15/2010                               9,649
          4,369    10.00%  7/15/2010                               4,752
          8,994    10.00%  11/15/2010                              9,783
         27,136    10.00%  3/20/2016                              29,955
         14,655    10.00%  11/15/2017                             16,209
         28,883    10.00%  2/15/2019                              31,901
         15,213    10.00%  2/20/2019                              16,742
         14,736    10.00%  3/20/2019                              16,217
         14,553    10.00%  5/20/2019                              16,015
        129,019    10.00%  10/15/2019                            145,651
         34,333    10.00%  11/15/2019                             37,921
         29,550    10.00%  12/15/2020                             32,716
         65,564    10.00%  6/15/2021                              72,642
          2,330    10.25%  5/15/2009                               2,424
          3,713    10.25%  11/15/2011                              4,091
         13,208    10.25%  1/15/2012                              14,828
          5,296    10.25%  7/15/2012                               5,945
          5,907    10.50%  6/15/2009                               6,150
            317    10.50%  7/15/2010                                 342
          7,979    10.50%  9/15/2015                               8,901
         10,489    10.50%  11/15/2015                             11,701
          1,166    10.50%  8/20/2017                               1,301
         13,747    10.50%  11/15/2018                             15,463
         27,276    10.50%  6/15/2019                              30,717
        169,477    10.50%  2/15/2020                             190,169
        367,873    10.50%  12/15/2020                            408,827
        124,323    10.50%  8/15/2021                             140,211
          1,041    10.75%  1/15/2010                               1,124
            632    10.75%  7/15/2011                                 700
          5,923    11.25%  6/15/2010                               6,421
         13,487    11.25%  9/15/2010                              14,621
            974    11.25%  9/15/2010                               1,056
         10,327    11.25%  3/15/2011                              11,534
          1,794    11.25%  3/15/2011                               2,003
         22,133    11.25%  4/15/2011                              24,718
          4,612    11.25%  5/15/2011                               5,150
         17,775    11.25%  7/15/2011                              19,851
          3,616    11.25%  7/15/2011                               4,038
          4,344    11.25%  10/15/2011                              4,851
         50,200    11.50%  8/15/2018                              56,638
                                                        -----------------
                                                              56,907,998
                                                        -----------------

Total mortgage pass-through securities                       239,691,547
                                                        -----------------
    (cost: $240,669,361)

TAXABLE MUNICIPAL SECURITIES (0.1%) (2)
        392,000  Bernalillo Multifamily Rev. Series
                   1998A, 7.50%, 9/20/20                         411,835
                                                        -----------------

    (cost: $403,129)

U.S. TREASURY / FEDERAL AGENCY SECURITIES (1.7%) (2)

      4,000,000  U.S. Treasury Note, 0.875%, 12/31/10          4,008,752
                 U.S. Treasury Strips, Zero Coupon:
      1,200,000    5.22% effective yield, 5/15/20                817,961
      2,850,000    5.45% effective yield, 5/15/30              1,483,630
                                                        -----------------

Total U.S. Treasury / Federal Agency securities                6,310,343
                                                        -----------------
    (cost: $5,741,656)

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2008 (Unaudited)
================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (32.5%) (2)
    FEDERAL HOME LOAN MORTGAGE CORP.:
         Par ($)   Coupon  Maturity                      Market Value ($)(1)
         -------   ------  --------                      -------------------
        460,278    3.00%   2/15/2023                             442,852
        451,869    3.50%   5/15/2029                             442,213
        443,866    3.50%   12/1/2032                             437,264
        495,559    4.00%   11/15/2014                            497,815
      2,524,879    4.00%   5/31/2025                           2,398,032
        221,933    4.00%   12/15/2032                            217,203
        604,301    4.00%   3/15/2033                             592,155
        455,654    4.00%   3/15/2034                             452,644
        722,213    4.50%   5/15/2032                             727,382
        913,830    4.75%   9/15/2035                             922,438
        500,000    5.50%   7/15/2031                             509,582
      1,710,797    5.85%   11/15/2020                          1,756,425
        125,842    6.00%   9/15/2021                             129,963
        117,720    6.50%   2/15/2030                             122,984
        786,196    6.50%   2/15/2032                             822,784
        270,873    6.50%   7/15/2032                             283,730
        229,247    6.70%   9/15/2023                             237,458
        569,062    6.95%   3/15/2028                             598,700
        275,336    7.00%   12/15/2020                            282,048
        113,755    7.00%   3/15/2021                             118,602
        935,958    7.00%   9/15/2021                             997,610
         78,775    7.00%   11/15/2022                             83,885
      3,719,657    7.00%   3/25/2023                           3,974,270
        146,287    7.00%   4/15/2023                             152,070
        350,835    7.00%   5/15/2023                             372,870
        448,684    7.00%   7/15/2023                             469,242
        160,000    7.00%   3/15/2024                             169,672
      1,748,774    7.00%   8/15/2029                           1,849,076
        444,937    7.00%   7/15/2031                             473,727
        340,615    7.50%   6/15/2017                             363,024
        564,388    7.50%   10/15/2021                            606,151
      1,428,140    7.50%   7/15/2022                           1,531,631
      1,771,622    7.50%   3/15/2023                           1,932,936
      5,472,867    7.50%   4/15/2023                           5,971,632
      1,453,652    7.50%   6/15/2030                           1,512,706
        721,121    7.50%   9/15/2030                             784,568
        192,577    7.50%   9/15/2030                             208,168
         47,431    8.00%   3/15/2021                              51,771
        166,090    8.00%   11/25/2022                            176,523
         64,679    8.00%   3/15/2023                              71,164
        105,649    8.00%   4/25/2024                             116,427
        164,558    8.00%   2/15/2027                             173,088
        831,136    8.00%   1/15/2030                             871,867
        769,875    8.30%   11/15/2020                            768,914
        357,564    8.50%   10/15/2022                            390,149
        918,951    8.50%   6/15/2025                             985,099
        316,596    8.50%   3/15/2032                             344,895
         19,874    9.15%   10/15/2020                             21,331
        999,466    9.50%   2/15/2020                           1,068,304
        128,839    10.00%  6/15/2020                             140,556
                                                        -----------------
                                                              38,625,600
                                                        -----------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION:
         Par ($)   Coupon  Maturity                   Market Value ($)(1)
         -------   ------  --------                   -------------------
        858,018    3.00%   8/25/2032                             798,545
        171,066    3.50%   3/25/2033                             166,443
        537,690    3.50%   3/25/2033                             523,533
        899,679    3.50%   8/25/2033                             859,484
        276,573    3.50%   8/25/2033                             262,254
        967,295    3.50%   6/25/2035                             954,075
        677,870    3.75%   5/25/2033                             653,145
        801,461    4.00%   11/25/2032                            803,920
        254,800    4.00%   1/25/2033                             256,005
         36,756    4.00%   3/25/2033                              36,826
      1,136,202    4.00%   3/25/2033                           1,129,987

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2008 (Unaudited)
================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      1,279,963    4.00%   5/25/2033                           1,286,200
        161,805    5.00%   8/25/2022                             163,678
        160,824    5.40%   3/25/2044                             166,755
      4,819,939    5.50%   5/25/2025                           4,952,938
        931,788    5.50%   1/25/2037                             933,631
        546,852    6.50%   9/25/2033                             559,952
        661,626    6.51%   8/25/2037                             655,511
         62,422    6.85%   12/18/2027                             66,213
         83,441    7.00%   1/25/2021                              88,902
        150,115    7.00%   7/25/2022                             159,843
        159,735    7.00%   11/25/2022                            170,481
         42,356    7.00%   12/25/2022                             45,241
         49,321    7.00%   6/25/2023                              52,706
        104,200    7.00%   2/25/2044                             107,554
        984,370    7.13%   1/17/2037                             982,785
        126,488    7.50%   8/20/2027                             138,448
      1,706,532    7.50%   6/25/2032                           1,796,659
        449,608    7.50%   11/25/2040                            473,354
        773,780    7.50%   12/25/2041                            814,645
      3,220,575    7.50%   7/25/2042                           3,390,663
      4,330,953    7.50%   11/25/2043                          4,559,684
        643,600    7.50%   6/25/2044                             672,764
         33,392    7.70%   3/25/2023                              36,311
        161,259    8.00%   7/25/2022                             175,952
        182,866    8.00%   7/25/2022                             193,438
        100,000    8.00%   7/18/2027                             114,444
        350,484    8.00%   7/25/2044                             366,584
         32,564    8.20%   4/25/2025                              34,454
         21,266    8.50%   1/25/2021                              23,472
         21,175    8.50%   4/25/2021                              21,789
        192,244    8.50%   9/25/2021                             211,456
         77,214    8.50%   1/25/2025                              83,786
      1,768,492    8.50%   6/25/2030                           1,873,608
        561,496    8.50%   6/25/2030                             621,860
         33,215    8.70%   12/25/2019                             36,609
         53,779    8.75%   9/25/2020                              57,381
        168,454    8.95%   10/25/2020                            186,635
        362,306    9.00%   7/25/2019                             399,005
        217,140    9.00%   12/25/2019                            240,064
         16,178    9.00%   3/25/2020                              17,897
         83,754    9.00%   5/25/2020                              90,704
         41,469    9.00%   6/25/2020                              45,803
        121,484    9.00%   6/25/2020                             132,248
         19,198    9.00%   7/25/2020                              20,788
        127,589    9.00%   9/25/2020                             141,748
         66,256    9.00%   10/25/2020                             73,513
        966,346    9.00%   1/25/2021                           1,075,015
        153,549    9.00%   3/1/2024                              175,509
      1,077,344    9.00%   11/25/2028                          1,153,670
        120,710    9.05%   12/25/2018                            132,449
      4,534,288    9.05%   2/25/2044                           5,236,026
        112,119    9.25%   1/25/2020                             124,729
         91,129    9.50%   12/25/2018                            100,517
        189,957    9.50%   3/25/2020                             212,507
         46,422    9.50%   4/25/2020                              50,620
        162,505    9.50%   5/25/2020                             181,494
        189,276    9.50%   11/25/2020                            205,352
        219,154    9.50%   11/25/2031                            237,783
        108,798    9.50%   12/25/2041                            118,046
        276,177    9.60%   3/25/2020                             309,119
                                                        -----------------
                                                              43,195,209
                                                        -----------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION:
         Par ($)   Coupon  Maturity                   Market Value ($)(1)
         -------   ------  --------                   -------------------
        414,680    4.00%   10/17/2029                            409,196
         60,268    7.00%   4/16/2026                              63,864

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2008 (Unaudited)
================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        207,904    7.50%   6/20/2026                             225,748
        370,834    7.50%   5/16/2027                             389,839
      3,493,938    8.00%   10/16/2029                          3,823,583
        563,353    8.00%   1/16/2030                             591,794
      1,304,618    8.00%   1/16/2030                           1,387,410
        913,758    8.00%   3/16/2030                             994,395
      3,075,422    8.50%   9/20/2030                           3,150,752
        115,395    8.50%   2/20/2032                             125,753
                                                        -----------------
                                                              11,162,334
                                                        -----------------
    VENDEE MORTGAGE TRUST:
         Par ($)   Coupon  Maturity                   Market Value ($)(1)
         -------   ------  --------                   -------------------
      1,000,000    5.00%   7/15/2030                           1,008,438
        116,932    5.63%   2/15/2024                             122,194
      1,686,744    6.00%   2/15/2030                           1,746,288
      9,907,585    6.50%   12/15/2028                         11,034,506
      4,054,577    7.00%   3/15/2028                           4,244,635
        854,704    7.25%   9/15/2025                             950,672
      6,426,599    8.21%   3/15/2025                           6,972,860
        300,302    8.29%   12/15/2026                            355,222
                                                        -----------------
                                                              26,434,815
                                                        -----------------

Total collateralized mortgage obligations                    119,417,958
                                                        -----------------
    (cost: $117,772,377)

SHORT-TERM SECURITIES (2.5%) (2)
      9,097,178    Dreyfus Cash Mgmt. Fund, 0.85%              9,097,178
                                                        -----------------

Total short-term securites
    (cost: $9,097,178)

Total investments in securities
    (cost: $373,683,701)                                    $374,928,861
                                                        =================


Other Assets and Liabilities, Net (-1.89%)                    (6,967,171)

                                                        -----------------
Total Net Assets                                            $367,961,690
                                                        =================


                                                        -----------------
Aggregate Cost                                               373,683,701
                                                        -----------------

Gross Unrealized Appreciation                                  4,765,362
Gross Unrealized Depreciation                                 (3,520,202)
                                                        -----------------
Net Unrealized Appreciation(Depreciation)                      1,245,160
                                                        =================

Notes To Schedule of Investments:
---------------------------------

(1) Securities Valuation:
The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
LEVEL 1 - quoted prices in active markets for identical investments
LEVEL 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:
                                                       INVESTMENTS IN SECURITIES
VALUATION INPUTS                                                AT VALUE
                                                       -------------------------
Level 1 - Quoted Prices                                                     ---
Level 2 - Other Significant Observable Inputs                      $374,928,861
Level 3 - Significant Unobservable Inputs                                   ---
--------------------------------------------------------------------------------
Total                                                              $374,928,861
================================================================================

(2) Percentage figures indicate percentage of total net assets.

ITEM 2. CONTROLS AND PROCEDURES
        -----------------------

(a) The principal financial officer and principal executive officer have concluded that the Sit U.S. Government Securities Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit U.S. Government Securities Fund, Inc.

By:     /s/Paul E. Rasmussen
        -----------------------------
        Paul Rasmussen
        Vice President and Treasurer

Date:   January 22, 2009



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/Paul E. Rasmussen
        -----------------------------
        Paul Rasmussen
        Vice President and Treasurer

Date:   January 22, 2009



By:     /s/Roger J. Sit
        -----------------------------
        Roger J. Sit
        President

Date:   January 22, 2009